Share Capital - Summary of Share Capital (Parenthetical) (Detail) - ₩ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Treasury shares	51,787,959	51,787,959
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Par value of shares issued	₩ 5,000	₩ 5,000